Cover	9 Months Ended
Sep. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Society Pass Incorporated
Entity Central Index Key	0001817511
Entity Tax Identification Number	83-1019155
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	80 Robinson Road
Entity Address, Address Line Two	#17-01B
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	068898
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	80 Robinson Road
Entity Address, Address Line Two	#17-01B
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	068898
City Area Code	+65
Local Phone Number	6518-9382
Contact Personnel Name	Raynauld Liang